Offerings - Offering: 1	Jan. 08, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,554,426,654.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 214,666.32
Offering Note	(1) Title of each class of securities to which transaction applies: Alexander & Baldwin, Inc. common stock, without par value ("A&B Common Stock"). (2) Aggregate number of securities to which transaction applies: As of December 31, 2025, the maximum number of shares of A&B Common Stock to which this transaction applies is estimated to be 73,322,012, which consists of (a) 72,820,075 issued and outstanding shares of A&B Common Stock, excluding shares underlying outstanding restricted stock unit awards, entitled to receive the merger consideration of $21.20 per share; (b) 275,663 shares of A&B Common Stock underlying outstanding restricted stock unit awards with vesting subject to performance-based conditions entitled to be replaced by cash awards based on the merger consideration of $21.20 per share, which for purposes of calculating the filing fee are reflected at maximum level of performance; (c) 190,601 shares of A&B Common Stock underlying outstanding restricted stock unit awards with vesting subject to service-based conditions entitled to be replaced by cash awards based on the merger consideration of $21.20 per share; and (d) 35,673 shares of A&B Common Stock underlying outstanding restricted stock unit awards held by non-employee directors with vesting subject to service-based conditions entitled to receive the merger consideration of $21.20 per share. (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11: Solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated based on the sum of (a) the product of 72,820,075 issued and outstanding shares of A&B Common Stock and the merger consideration of $21.20 per share; (b) the product of 275,663 shares of A&B Common Stock underlying outstanding restricted stock unit awards with vesting subject to performance-based conditions and the merger consideration of $21.20 per share; (c) the product of 190,601 shares of A&B Common Stock underlying outstanding restricted stock unit awards with vesting subject to service-based conditions and the merger consideration of $21.20 per share; and (d) the product of 35,673 shares of A&B Common Stock underlying outstanding restricted stock unit awards held by non-employee directors with vesting subject to service-based conditions and the merger consideration of $21.20 per share. (4) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in note (3) above by 0.00013810.